Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Argentina: 0.9%
54,979		Arcos Dorados Holdings, Inc.	$399,147	0.1
35,390	(1)	Cresud SACIF y A ADR	206,324	0.1
38,398	(1)	IRSA Inversiones y Representaciones SA ADR	158,968	0.0
3,655	(1)	MercadoLibre, Inc.	2,974,110	0.7
			3,738,549	0.9

		Australia: 0.3%
21,879		BHP Group Ltd. ADR	1,204,220	0.3

		Brazil: 6.5%
396,179		Americanas SA	1,072,741	0.2
132,959		B3 SA - Brasil Bolsa Balcao	285,237	0.1
620,112		Banco Bradesco SA ADR	2,058,772	0.5
96,358	(2)	Banco Santander Brasil S.A. ADR	528,042	0.1
80,754		BB Seguridade Participacoes SA	449,648	0.1
245,410	(1),(2)	BRF SA ADR	743,592	0.2
505,700	(1)	Clear Sale SA	421,246	0.1
89,043		EDP - Energias do Brasil S.A.	371,722	0.1
50,081		Energisa SA - Unit	426,271	0.1
113,092		Equatorial Energia SA	542,499	0.1
235,000		Fleury SA	738,051	0.2
11,357		Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	19,534	0.0
238,700	(1)	Infracommerce CXAAS SA	283,722	0.1
455,462		Itau Unibanco Holding SA ADR	2,049,579	0.5
124,640		JBS SA	768,928	0.2
1,280,400		JSL SA	1,259,588	0.3
489,400	(1),(3)	Locaweb Servicos de Internet SA	636,567	0.1
61,230		Marfrig Global Foods SA	155,971	0.0
615,000		Movida Participacoes SA	1,509,538	0.3
124,406		Petroleo Brasileiro SA ADR	1,776,518	0.4
68,067		Petroleo Brasileiro SA	487,800	0.1
181,300	(3)	Rede D'Or Sao Luiz SA	1,132,139	0.3
62,804		Rumo SA	213,510	0.1
107,644		Sendas Distribuidora SA	330,374	0.1
101,591	(2)	Telefonica Brasil SA-VIV ADR	881,810	0.2
54,031		Telefonica Brasil SA-VIVT3	466,470	0.1
410,727		TIM SA/Brazil	1,002,586	0.2
54,109		Transmissora Alianca de Energia Eletrica SA	424,163	0.1
201,977		Vale SA ADR	2,718,610	0.6
44,661		Vale SA	602,489	0.1
1,156,000		Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,025,114	0.7
75,804	(1)	Vasta Platform Ltd.	385,842	0.1
69,454		Vibra Energia SA	224,305	0.1
298,100	(1)	Westwing Comercio Varejista Ltd.a	127,903	0.0
7,624	(1)	XP, Inc.	160,866	0.0
			28,281,747	6.5

		Chile: 0.6%
194,026		Cencosud SA	265,060	0.1
22,643		Sociedad Quimica y Minera de Chile SA ADR	2,227,392	0.5
			2,492,452	0.6

		China: 22.6%
533,900	(1)	Alibaba Group Holding Ltd.	6,002,888	1.4
19,356	(1)	Alibaba Group Holding Ltd. BABA ADR	1,729,846	0.4
1,022,750	(3)	A-Living Smart City Services Co. Ltd - H Shares	1,247,513	0.3
79,000		Anhui Conch Cement Co., Ltd. - H Shares	312,578	0.1
87,800		Anta Sports Products Ltd.	966,753	0.2
21,163	(1)	Baidu, Inc. ADR	2,890,231	0.7
14,550	(1)	Baidu, Inc.	251,488	0.1
4,426	(1),(2)	BeiGene Ltd. ADR	743,922	0.2
153,000		Beijing Enterprises Holdings Ltd.	490,362	0.1
256,000	(1),(4)	Brilliance China Automotive Holdings Ltd.	117,077	0.0
4,007,000	(3)	CGN Power Co. Ltd. - H Shares	923,949	0.2
525,000		China Coal Energy Co. - H Shares	408,412	0.1
954,000		China Communications Services Corp., Ltd. - H Shares	387,864	0.1
286,000	(1)	China Conch Environment Protection Holdings Ltd.	226,463	0.0
176,000		China Conch Venture Holdings Ltd.	341,209	0.1
2,887,000		China Education Group Holdings Ltd.	2,446,741	0.6
384,000	(3)	China Feihe Ltd.	337,181	0.1
194,000		China Life Insurance Co., Ltd. - H Shares	288,947	0.1
217,000		China Longyuan Power Group Corp. Ltd. - H Shares	348,624	0.1
166,236		China Merchants Port Holdings Co. Ltd.	268,114	0.1
262,000		China National Building Material Co., Ltd. - H Shares	262,976	0.1
275,500		China Overseas Land & Investment Ltd.	761,323	0.2
1,751,650		China Petroleum & Chemical Corp. - H Shares	825,827	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
870,000		China Power International Development Ltd. - H Shares	$492,836	0.1
1,341,000		China Railway Group Ltd. - H Shares	798,291	0.2
356,000		China Resources Cement Holdings Ltd. - H Shares	218,975	0.0
71,900		China Resources Gas Group Ltd.	301,724	0.1
62,000		China Resources Land Ltd.	258,929	0.1
308,000		China Resources Power Holdings Co.	579,885	0.1
232,000		China Shenhua Energy Co., Ltd. - H Shares	655,711	0.1
394,000		CITIC Ltd.	426,144	0.1
222,100		COSCO Shipping Holdings Co., Ltd. - H Shares	333,213	0.1
398,800		CSPC Pharmaceutical Group Ltd.	436,668	0.1
23,000	(1)	DiDi Global, Inc. ADR	65,780	0.0
33,100		ENN Energy Holdings Ltd.	539,947	0.1
1,267,000		Fu Shou Yuan International Group Ltd.	863,132	0.2
91,000		Ganfeng Lithium Co. Ltd. - A Shares	1,206,934	0.3
272,600	(1)	GDS Holdings Ltd.	933,703	0.2
168,000		GoerTek, Inc. - A Shares	794,408	0.2
300,000		Guangzhou Automobile Group Co. Ltd. - H Shares	281,596	0.1
192,000		Hengan International Group Co., Ltd.	929,322	0.2
848,000		Huadian Power International Co. - H Shares	293,554	0.1
628,000	(1)	Huaneng Power International, Inc. - H Shares	300,254	0.1
310,500	(1)	Inner Mongolia Yitai Coal Co. - A Shares	489,588	0.1
27,508	(1),(2)	iQIYI, Inc. ADR	105,081	0.0
106,118		JD.com, Inc. ADR	6,314,021	1.4
31,532		JD.com, Inc. - Class A	940,680	0.2
170,500		Kingboard Holdings Ltd.	498,833	0.1
2,218,000		Kunlun Energy Co. Ltd.	1,632,819	0.4
23,500		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	6,621,159	1.5
77,700		Lao Feng Xiang Co. Ltd.	254,110	0.1
63,000		Li Ning Co. Ltd.	511,033	0.1
11,100	(1),(3)	Meituan Class B	249,010	0.1
74,250		NetEase, Inc.	1,388,978	0.3
912,000		Peoples Insurance Co. Group of China Ltd. - H Shares	273,059	0.1
7,520,000		PetroChina Co., Ltd. - H Shares	3,511,538	0.8
237,900	(3)	Pharmaron Beijing Co. Ltd. - H Shares	1,935,450	0.4
660,000		PICC Property & Casualty Co., Ltd. - H Shares	677,485	0.1
798,871		Ping An Bank Co. Ltd. - A Shares	1,506,251	0.3
181,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,063,744	0.2
119,199		Shandong Head Co. Ltd. - A Shares	652,111	0.1
10,000		Shanghai Baosight Software Co. Ltd.	33,546	0.0
332,975		Shanghai Baosight Software Co. Ltd. - A Shares	1,990,266	0.4
131,690	(1)	Shanghai Baosight Software Co., Ltd. - Class B	441,761	0.1
128,926		Shenzhen Inovance Technology Co. Ltd. - A Shares	1,266,313	0.3
62,100		Shenzhou International Group Holdings Ltd.	653,178	0.1
984,000		Shougang Fushan Resources Group Ltd.	350,289	0.1
47,839	(1),(2)	Sohu.com Ltd. ADR	789,343	0.2
93,927		Sungrow Power Supply Co. Ltd. - A Shares	1,730,973	0.4
222,900		Tencent Holdings Ltd.	8,614,820	2.0
522,000		Tingyi Cayman Islands Holding Corp.	859,310	0.2
758,000	(3)	Topsports International Holdings Ltd. - H Shares	632,255	0.1
29,860	(1)	Trip.com Group Ltd. ADR	769,791	0.2
260,000		Tsingtao Brewery Co., Ltd. - H Shares	2,539,705	0.6
1,177,600		Uni-President China Holdings Ltd.	1,077,224	0.2
26,415	(1)	Weibo Corp. ADR	507,696	0.1
8,520	(1)	Weibo Corp.	164,551	0.0
252,000		Wuliangye Yibin Co. Ltd. - A Shares	6,682,658	1.5
245,500	(1),(3)	Wuxi Biologics Cayman, Inc.	2,349,955	0.5
72,620		Wuxi Shangji Automation Co. Ltd. - A Shares	1,764,592	0.4
102,927		Yifeng Pharmacy Chain Co. Ltd. - A Shares	791,363	0.2
17,650		Yum China Holdings, Inc. - HKD	826,375	0.2
204,500	(1)	Zai Lab Ltd.	837,544	0.2
93,600		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	1,172,369	0.3
			98,762,121	22.6

		Czech Republic: 0.2%
22,042		CEZ AS	1,001,660	0.2

		Egypt: 0.6%
3,703,268	(1)	Cleopatra Hospital	825,588	0.2
594,722		Commercial International Bank Egypt SAE	1,192,814	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Egypt: (continued)
247,873	(1)	Egypt Kuwait Holding Co SAE	$313,678	0.0
1,013,850	(1)	Fawry for Banking & Payment Technology Services SAE	167,725	0.1
			2,499,805	0.6

		Georgia: 0.4%
104,572		Bank of Georgia Group PLC	1,917,864	0.4

		Germany: 0.4%
32,900	(1),(3)	Delivery Hero SE	1,587,299	0.4

		Greece: 0.3%
50,521		Hellenic Telecommunications Organization SA	869,865	0.2
18,107		Mytilineos SA	280,055	0.1
			1,149,920	0.3

		Hungary: 0.6%
192,236		MOL Hungarian Oil & Gas PLC	1,415,324	0.3
32,900		OTP Bank Nyrt	679,200	0.2
20,243		Richter Gedeon Nyrt	414,076	0.1
			2,508,600	0.6

		India: 14.9%
16,349		ACC Ltd.	461,127	0.1
98,662		Ambuja Cements Ltd.	467,984	0.1
12,890		Asian Paints Ltd.	544,536	0.1
37,209		Aurobindo Pharma Ltd.	257,364	0.1
163,689		Bharat Electronics Ltd.	569,414	0.1
8,218		Britannia Industries Ltd.	405,367	0.1
137,000		Cholamandalam Investment and Finance Co. Ltd.	1,217,095	0.3
47,994		Cipla Ltd.	593,290	0.1
391,236		Coal India Ltd.	1,045,138	0.2
28,665		Coromandel International Ltd.	373,172	0.1
162,561	(1)	Delhivery Ltd.	1,302,355	0.3
8,017		Divis Laboratories Ltd.	388,903	0.1
7,386		Dr Reddys Laboratories Ltd.	382,182	0.1
233,343		GAIL India Ltd.	432,592	0.1
24,711		Grasim Industries Ltd.	492,641	0.1
197,541		HCL Technologies Ltd.	2,375,630	0.5
263,669		HDFC Bank Ltd.	4,814,878	1.1
39,700		HDFC Bank Ltd. ADR	2,493,160	0.6
11,810		Hero Motocorp Ltd.	421,651	0.1
87,773		Hindalco Industries Ltd.	461,970	0.1
80,414		Hindustan Petroleum Corp. Ltd.	245,215	0.0
366,600		Indian Oil Corp. Ltd.	338,127	0.1
183,164		Infosys Ltd.	3,592,986	0.8
95,520		ITC Ltd.	366,311	0.1
72,260		JSW Steel Ltd.	575,569	0.1
3,959	(3)	Larsen & Toubro Infotech Ltd.	237,632	0.0
17,641		Larsen & Toubro Ltd.	404,310	0.1
60,552		Marico Ltd.	396,913	0.1
3,784		Maruti Suzuki India Ltd.	421,081	0.1
5,080		MindTree Ltd.	220,072	0.0
18,958		Mphasis Ltd.	552,935	0.1
1,565		Nestle India Ltd.	383,262	0.1
191,955		NMDC Ltd.	261,994	0.1
538,966		NTPC Ltd.	1,042,347	0.2
87,000		Oberoi Realty Ltd.	1,003,567	0.2
231,225		Oil & Natural Gas Corp., Ltd.	392,525	0.1
169,432		Oil India Ltd.	407,520	0.1
6,809		Oracle Financial Services Software Ltd.	270,956	0.1
555		Page Industries Ltd.	343,231	0.1
9,943		Persistent Systems Ltd.	457,769	0.1
122,311		Petronet LNG Ltd.	340,414	0.1
80,465		Phoenix Mills Ltd.	1,277,358	0.3
9,609		Pidilite Industries Ltd.	298,094	0.1
266,178		Power Grid Corp. of India Ltd.	720,827	0.2
602,738		Reliance Industries Ltd.	19,169,682	4.4
63,000	(1)	ReNew Energy Global PLC	427,770	0.1
12,409		SRF Ltd.	382,028	0.1
48,630		Sun Pharmaceutical Industries Ltd.	580,021	0.1
75,012		Tata Consultancy Services Ltd.	3,137,662	0.7
134,388		Tata Consumer Products Ltd.	1,379,933	0.3
3,686		Tata Elxsi Ltd.	406,312	0.1
145,807		Tata Power Co. Ltd.	410,473	0.1
1,168,420		Tata Steel Ltd.	1,590,298	0.4
85,255		Tech Mahindra Ltd.	1,133,672	0.3
9,896		Titan Co., Ltd.	294,720	0.1
3,529		Ultratech Cement Ltd.	292,513	0.1
54,600		UPL Ltd.	512,232	0.1
141,259		Vedanta Ltd.	454,975	0.1
24,365		Voltas Ltd.	310,069	0.1
86,247		Wipro Ltd.	460,198	0.1
50,782		Zee Entertainment Enterprises Ltd.	159,084	0.0
			65,153,106	14.9

		Indonesia: 2.5%
3,356,800		Adaro Energy Indonesia Tbk PT	737,080	0.2
9,007,300		Astra International Tbk PT	3,846,999	0.9
11,380,000		Bank BTPN Syariah Tbk PT	2,159,199	0.5
4,819,400		Bank Central Asia Tbk PT	2,396,496	0.5
3,770,600		Telkom Indonesia Persero Tbk PT	1,076,959	0.2
347,400		United Tractors Tbk PT	759,212	0.2
			10,975,945	2.5

		Kazakhstan: 0.4%
35,280		Kaspi.KZ JSC GDR	1,852,200	0.4

		Kuwait: 0.5%
160,405		Agility Public Warehousing Co. KSC	468,283	0.1
85,852		Humansoft Holding Co. KSC	927,628	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Kuwait: (continued)
184,492		Mobile Telecommunications Co. KSCP	$365,509	0.1
90,803		National Bank of Kuwait SAKP	317,105	0.1
			2,078,525	0.5

		Malaysia: 0.8%
416,100		Axiata Group Bhd	268,335	0.1
234,100		CIMB Group Holdings Bhd	274,263	0.1
450,100		Digi.Com BHD	367,567	0.1
409,900		Petronas Chemicals Group Bhd	818,836	0.2
88,800		Petronas Gas BHD	342,238	0.1
189,000		Press Metal Aluminium Holdings Bhd	206,837	0.0
1,083,000		Sime Darby Bhd	570,605	0.1
249,600		Sime Darby Plantation Bhd	244,589	0.0
287,400		Tenaga Nasional BHD	533,406	0.1
399,787	(1)	UEM Sunrise Bhd	27,920	0.0
			3,654,596	0.8

		Mexico: 5.3%
808,889		Alfa SA de CV	555,912	0.1
76,489		America Movil SAB de CV-AMX ADR	1,447,937	0.3
1,212,278		America Movil SAB de CV-AMXL	1,151,889	0.3
79,863		Arca Continental SAB de CV	552,113	0.1
181,199		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	960,355	0.2
736,452	(1)	Cemex SA de CV - Unit	295,874	0.1
253,944	(1)	Cemex SAB de CV ADR	1,018,315	0.2
23,389		Coca-Cola Femsa SA de CV ADR	1,408,719	0.3
116,277		Coca-Cola Femsa SAB de CV - Unit	702,265	0.2
105,363		El Puerto de Liverpool SAB de CV	473,282	0.1
28,805		Fomento Economico Mexicano SAB de CV ADR	1,785,334	0.4
97,500		Fomento Economico Mexicano SAB de CV - Unit	605,121	0.1
30,952		Gruma SAB de CV	384,685	0.1
45,536		Grupo Aeroportuario del C	277,275	0.1
47,984		Grupo Aeroportuario del Pacifico SA de CV	649,539	0.1
27,390		Grupo Aeroportuario del Sureste SA de CV	514,936	0.1
318,612		Grupo Bimbo SAB de CV	1,127,657	0.3
161,433		Grupo Comercial Chedraui, S.A. de C.V.	490,504	0.1
235,234		Grupo Financiero Banorte	1,340,634	0.3
156,915	(1)	Grupo Financiero Inbursa SA	289,960	0.1
105,847		Grupo Mexico SA de CV Series B	419,483	0.1
166,599		Grupo Televisa S.A. - Unit	261,354	0.1
259,931		Grupo Televisa SAB ADR	2,032,660	0.5
197,912		Orbia Advance Corp. SAB de CV	438,240	0.1
223,720		Prologis Property Mexico SA de CV	626,532	0.1
34,635		Promotora y Operadora de Infraestructura SAB de CV	250,603	0.1
134,100		Qualitas Controladora SAB de CV	564,805	0.1
375,000		Regional SAB de CV	2,053,298	0.5
120,632		Wal-Mart de Mexico SAB de CV	438,549	0.1
			23,117,830	5.3

		Netherlands: 1.3%
87,494		Prosus NV	5,707,647	1.3

		Peru: 0.1%
107,888		Cia de Minas Buenaventura SAA ADR	586,911	0.1

		Philippines: 1.2%
7,168,000	(1)	Bloomberry Resorts Corp.	787,335	0.2
5,540		Globe Telecom, Inc.	207,284	0.0
983,710		International Container Terminal Services, Inc.	3,465,578	0.8
52,120		Manila Electric Co.	321,697	0.1
21,350		PLDT, Inc.	644,246	0.1
			5,426,140	1.2

		Poland: 0.2%
139,300	(1)	InPost SA	919,829	0.2

		Qatar: 0.4%
139,991		Industries Qatar QSC	659,106	0.2
453,167		Mesaieed Petrochemical Holding Co.	340,751	0.1
417,081		Qatar Aluminum Manufacturing Co.	196,483	0.0
121,252		Qatar Fuel QSC	592,984	0.1
			1,789,324	0.4

		Romania: 0.1%
5,756,500		OMV Petrom SA	633,912	0.1

		Russia: –%
164,710	(4)	Alrosa PJSC	–	–
951,000	(3),(4)	Detsky Mir PJSC	–	–
342,800	(4)	Fix Price Group Ltd. GDR	–	–
478,420	(4)	Gazprom PJSC ADR	–	–
80,301	(1),(4)	Gazprom PJSC	–	–
22,051	(4)	Lukoil PJSC ADR	–	–
3,417	(4)	Lukoil PJSC	–	–
14,210	(4)	Magnit OJSC	–	–

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
271,070	(4)	Magnitogorsk Iron & Steel Works PJSC	$–	–
1,179	(4)	MMC Norilsk Nickel OJSC	–	–
91,474	(4)	Mobile Telesystems OJSC	–	–
83,570	(4)	Novolipetsk Steel PJSC	–	–
4,078	(4)	PhosAgro PJSC	–	–
453,015	(4)	Rosneft Oil Co. PJSC GDR	–	–
70,760	(1),(4),(5)	Sberbank of Russia PJSC	–	–
251,395	(4),(5)	Sberbank PAO ADR	–	–
16,184	(4)	Severstal PAO	–	–
34,543	(4)	Tatneft PJSC	–	–
18,262	(1),(4)	VK Co. Ltd. GDR	–	–
59,681	(1),(4)	Yandex NV	–	–
			–	–

		Saudi Arabia: 1.1%
19,315		Advanced Petrochemical Co.	253,304	0.1
21,668		Bupa Arabia for Cooperative Insurance Co.	930,455	0.2
8,774		Dr Sulaiman Al Habib Medical Services Group Co.	481,406	0.1
40,133		Etihad Etisalat Co.	405,228	0.1
12,417		Jarir Marketing Co.	541,032	0.1
8,021		Mouwasat Medical Services Co.	528,135	0.1
25,694		SABIC Agri-Nutrients Co.	916,912	0.2
37,939		Saudi Electricity Co.	251,075	0.0
12,324		Saudi Telecom Co.	331,375	0.1
23,039		Yanbu National Petrochemical Co.	306,332	0.1
			4,945,254	1.1

		Singapore: 0.2%
840,600	(1)	Yangzijiang Financial Holding Pte Ltd.	240,363	0.1
840,600		Yangzijiang Shipbuilding Holdings Ltd.	566,737	0.1
			807,100	0.2

		South Africa: 2.7%
19,663		African Rainbow Minerals Ltd.	276,619	0.1
28,918		Aspen Pharmacare Holdings Ltd.	253,444	0.0
80,628		AVI Ltd.	336,047	0.1
50,255		Barloworld Ltd.	276,886	0.1
29,694		Bid Corp. Ltd.	546,713	0.1
73,117		Bidvest Group Ltd.	940,491	0.2
38,801		Clicks Group Ltd.	653,244	0.1
25,456	(1)	Distell Group Holdings Ltd.	260,380	0.0
34,645		Exxaro Resources Ltd.	421,118	0.1
8,511		Kumba Iron Ore Ltd.	253,634	0.1
264,891		Life Healthcare Group Holdings Ltd.	313,835	0.1
21,764		Mr Price Group Ltd.	236,967	0.0
61,613		MTN Group Ltd.	517,105	0.1
52,409		MultiChoice Group	375,314	0.1
1,988		Naspers Ltd.	280,878	0.1
67,059	(1)	PSG Group Ltd.	357,487	0.1
102,287		Rand Merchant Investment Holdings Ltd.	170,724	0.0
59,070		Reinet Investments SCA	1,027,043	0.2
32,903		Remgro Ltd.	270,943	0.1
85,184		Shoprite Holdings Ltd.	1,152,539	0.3
32,768		Spar Group Ltd.	264,707	0.1
581,918		Transaction Capital Ltd.	1,335,400	0.3
89,736		Truworths International Ltd.	276,389	0.1
64,643		Vodacom Group Pty Ltd.	537,094	0.1
183,374		Woolworths Holdings Ltd./South Africa	584,868	0.1
			11,919,869	2.7

		South Korea: 10.7%
5,450		Coway Co. Ltd.	268,856	0.1
28,200	(1)	Doosan Fuel Cell Co. Ltd.	718,058	0.2
8,602		GS Holdings Corp.	275,733	0.1
10,150		Hana Financial Group, Inc.	290,863	0.1
10,462		Hyundai Engineering & Construction Co. Ltd.	340,187	0.1
2,079		Hyundai Mobis Co. Ltd.	365,919	0.1
9,137		KB Financial Group, Inc.	339,823	0.1
1,093		KCC Corp.	245,760	0.0
7,772		Kia Corp.	486,585	0.1
26,938	(1)	Korea Electric Power Corp.	463,951	0.1
1,447		Korea Zinc Co., Ltd.	531,967	0.1
12,380		KT&G Corp.	780,300	0.2
6,415		LG Chem Ltd.	2,987,817	0.7
4,643		LG Corp.	289,796	0.1
3,414		LG Electronics, Inc.	249,025	0.0
3,587		LG Innotek Co. Ltd.	1,005,722	0.2
174,254		LG Uplus Corp.	1,679,129	0.4
1,079		Lotte Confectionery Co. Ltd.	97,635	0.0
4,963		Lotte Corp.	142,844	0.0
8,500		NAVER Corp.	1,700,351	0.4
5,882		POSCO Holdings, Inc.	1,098,510	0.2
3,165		Samsung Electro-Mechanics Co. Ltd.	348,528	0.1
258,528		Samsung Electronics Co., Ltd. 005930	12,237,464	2.8
15,175		Samsung Life Insurance Co. Ltd.	709,384	0.2
15,855		Shinhan Financial Group Co., Ltd.	436,634	0.1
117,069		SK Hynix, Inc.	8,850,046	2.0
137,246	(1)	SK Square Co. Ltd.	4,519,226	1.0
58,387		SK Telecom Co. Ltd. ADR	1,338,814	0.3
88,787		SK Telecom Co., Ltd.	3,664,723	0.8
32,212		Woori Financial Group, Inc.	295,599	0.1
			46,759,249	10.7

		Taiwan: 14.8%
998,000		Acer, Inc.	757,211	0.2
44,794		Advantech Co. Ltd.	515,323	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
308,000		ASE Technology Holding Co. Ltd.	$897,525	0.2
273,000		Asia Cement Corp.	378,817	0.1
44,000		Asustek Computer, Inc.	415,080	0.1
1,819,000		AUO Corp.	816,803	0.2
85,000		Catcher Technology Co., Ltd.	485,471	0.1
156,000		Cathay Financial Holding Co., Ltd.	237,987	0.1
66,291		Chailease Holding Co. Ltd.	471,446	0.1
202,000		Chicony Electronics Co. Ltd.	535,684	0.1
655,000		China Development Financial Holding Corp.	283,544	0.1
1,991,000		China Steel Corp.	1,853,755	0.4
171,500		Chroma ATE, Inc.	990,168	0.2
151,000		Chunghwa Telecom Co., Ltd.	612,701	0.1
286,000		Compal Electronics, Inc.	218,412	0.1
413,000		CTBC Financial Holding Co. Ltd.	317,296	0.1
64,000		Delta Electronics, Inc.	556,616	0.1
83,000		E Ink Holdings, Inc.	546,039	0.1
20,000		Eclat Textile Co. Ltd.	273,451	0.1
450,000		Far Eastern New Century Corp.	457,848	0.1
113,000		Far EasTone Telecommunications Co., Ltd.	284,904	0.1
1,097,000	(1),(3)	FIT Hon Teng Ltd.	176,537	0.0
164,000		Formosa Chemicals & Fibre Co.	384,468	0.1
151,000		Formosa Plastics Corp.	465,734	0.1
120,000		Foxconn Technology Co., Ltd.	198,005	0.0
128,000		Fubon Financial Holding Co., Ltd.	240,437	0.1
31,000		Giant Manufacturing Co., Ltd.	253,635	0.1
257,000		HON HAI Precision Industry Co., Ltd.	939,270	0.2
1,224,000		Innolux Corp.	423,910	0.1
450,000		Lite-On Technology Corp.	987,387	0.2
445,000		MediaTek, Inc.	10,252,838	2.3
108,000		Micro-Star International Co., Ltd.	427,561	0.1
244,000		Nan Ya Plastics Corp.	549,882	0.1
69,000		Novatek Microelectronics Corp., Ltd.	614,707	0.1
10,000		Parade Technologies Ltd.	376,584	0.1
148,000		Powertech Technology, Inc.	424,227	0.1
111,511		Poya International Co. Ltd.	1,399,495	0.3
377,000		Quanta Computer, Inc.	1,070,279	0.2
51,000		Realtek Semiconductor Corp.	586,487	0.1
157,000		Ruentex Development Co. Ltd.	288,456	0.1
103,000		Synnex Technology International Corp.	191,083	0.0
490,905		Taiwan Cement Corp.	637,032	0.2
128,000		Taiwan Fertilizer Co., Ltd.	274,519	0.1
104,000		Taiwan Mobile Co., Ltd.	352,923	0.1
1,433,000		Taiwan Semiconductor Manufacturing Co., Ltd.	24,575,329	5.6
20,038		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,772,962	0.4
58,000		Unimicron Technology Corp.	309,412	0.1
162,000		Uni-President Enterprises Corp.	381,370	0.1
1,001,000		United Microelectronics Corp.	1,346,604	0.3
148,000		Vanguard International Semiconductor Corp.	356,464	0.1
8,000		Voltronic Power Technology Corp.	392,938	0.1
634,000		Walsin Lihwa Corp.	721,261	0.2
678,000		Winbond Electronics Corp.	527,838	0.1
20,000		Wiwynn Corp.	494,731	0.1
422,000		Yuanta Financial Holding Co., Ltd.	282,866	0.1
			64,583,312	14.8

		Thailand: 1.2%
119,400		Advanced Info Service PCL	656,298	0.1
477,000		Bangkok Dusit Medical Services PCL - Foreign	348,850	0.1
1,115,000		Banpu PCL (Foreign)	410,522	0.1
1,035,900		Digital Telecommunications Infrastructure Fund	379,915	0.1
223,300		Indorama Ventures PCL - Foreign	267,284	0.1
243,800		Intouch Holdings PCL - Foreign	468,353	0.1
2,622,800		IRPC PCL	235,031	0.0
1,228,500		Land & Houses PCL - Foreign	284,952	0.1
120,600		PTT Exploration & Production PCL - Foreign	542,223	0.1
192,500		PTT Global Chemical PCL	233,778	0.0
714,300		PTT PCL - Foreign	680,691	0.2
77,800		Siam Cement PCL - Foreign	791,641	0.2
			5,299,538	1.2

		Turkey: 1.7%
180,319		Agesa Hayat ve Emeklilik AS	205,125	0.0
792,992		Akbank TAS	381,967	0.1
109,737		BIM Birlesik Magazalar AS	564,104	0.1
4,300	(1)	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR	3,784	0.0
160,987		Eregli Demir ve Celik Fabrikalari TAS	249,372	0.1
330,258		KOC Holding AS	682,640	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: (continued)
715,930	(1),(3)	MLP Saglik Hizmetleri AS	$1,641,546	0.4
519,646	(1)	Petkim Petrokimya Holding	258,864	0.1
906,810		Sok Marketler Ticaret AS	710,557	0.2
132,000		Tofas Turk Otomobil Fabrikasi AS	545,015	0.1
219,941	(1)	Turk Hava Yollari	618,705	0.1
687,295		Turkcell Iletisim Hizmet AS	653,035	0.1
96,864		Turkcell Iletisim Hizmet AS ADR	231,505	0.1
45,593	(1)	Turkiye Petrol Rafinerileri AS	682,951	0.2
			7,429,170	1.7

		United Arab Emirates: 0.5%
882,089		Air Arabia PJSC	529,183	0.1
243,416		Aldar Properties PJSC	325,184	0.1
251,377	(1)	Emaar Development PJSC	303,946	0.1
187,223		Emaar Properties PJSC	280,964	0.0
74,837		Emirates Telecommunications Group Co. PJSC	568,444	0.2
			2,007,721	0.5

		United Kingdom: 0.9%
58,372	(1)	Georgia Capital PLC	449,262	0.1
954,000	(1)	Helios Towers PLC	1,677,272	0.4
33,211	(2)	Rio Tinto PLC ADR	2,026,867	0.4
			4,153,401	0.9

		United States: 1.0%
22,036		Intel Corp.	800,127	0.2
54,944		Micron Technology, Inc.	3,398,836	0.8
			4,198,963	1.0

	Total Common Stock
	(Cost $487,814,617)		419,143,779	95.9

PREFERRED STOCK: 2.0%
		Brazil: 1.2%
61,292		Bradespar SA	266,296	0.0
306,142		Cia Energetica de Minas Gerais	665,642	0.1
364,774		Cia Paranaense de Energia	491,385	0.1
168,992		Gerdau SA	802,811	0.2
698,783		Itausa SA	1,170,918	0.3
151,343		Metalurgica Gerdau SA	298,059	0.1
116,768		Petroleo Brasileiro SA	772,947	0.2
1,092,000		Raizen SA	932,846	0.2
			5,400,904	1.2

		Russia: –%
863,754	(4)	Surgutneftegas	–	–
378	(1),(4)	Transneft PJSC	–	–
217	(4)	Transneft PJSC	–	–
			–	–

		South Korea: 0.8%
77,101		Samsung Electronics Co., Ltd.	3,388,562	0.8

	Total Preferred Stock
	(Cost $13,185,727)		8,789,466	2.0

RIGHTS: 0.0%
		Romania: 0.0%
5,474,989	(1)	OMV Petrom SA	50,373	0.0

		Taiwan: 0.0%
41,546	(1)	Walsin Lihwa Corp.	5,412	0.0

	Total Rights
	(Cost $–)		55,785	0.0

	Total Long-Term Investments
	(Cost $501,000,344)		427,989,030	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreements: 1.1%
1,075,022	(6)	Bank of America Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,075,225, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $1,096,522, due 07/01/43-07/01/52)	1,075,022	0.2
318,421	(6)	Barclays Capital, Inc., Repurchase Agreement dated 07/29/22, 2.23%, due 08/01/22 (Repurchase Amount $318,479, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $324,789, due 08/15/22-05/15/52)	318,421	0.1
1,075,022	(6)	HSBC Securities USA, Repurchase Agreement dated 07/29/22, 2.26%, due 08/01/22 (Repurchase Amount $1,075,222, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,096,522, due 03/20/45-10/20/51)	1,075,022	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,075,022	(6) National Bank Financial, Repurchase Agreement dated 07/29/22, 2.34%, due 08/01/22 (Repurchase Amount $1,075,229, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $1,096,522, due 08/01/22-09/09/49)	$1,075,022	0.3
1,075,022	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,075,225, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,096,522, due 08/25/22-05/20/52)	1,075,022	0.2

	Total Repurchase Agreements
	(Cost $4,618,509)	4,618,509	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
4,870,175	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.730%	4,870,175	1.1
1,015,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%	1,015,000	0.2
	Total Mutual Funds
	(Cost $5,885,175)	5,885,175	1.3

	Total Short-Term Investments
	(Cost $10,503,684)	10,503,684	2.4

	Total Investments in Securities (Cost $511,504,028)	$438,492,714	100.3
	Liabilities in Excess of Other Assets	(1,401,238)	(0.3)
	Net Assets	$437,091,476	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of July 31, 2022, the Fund held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of July 31, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	24.4%
Consumer Discretionary	11.3
Financials	10.1
Communication Services	9.6
Materials	9.0
Consumer Staples	8.9
Energy	8.9
Industrials	7.3
Health Care	3.5
Utilities	3.3
Real Estate	1.6
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$3,738,549	$–	$–	$3,738,549
Australia	1,204,220	–	–	1,204,220
Brazil	28,281,747	–	–	28,281,747
Chile	2,492,452	–	–	2,492,452
China	13,915,711	84,729,333	117,077	98,762,121
Czech Republic	–	1,001,660	–	1,001,660
Egypt	167,725	2,332,080	–	2,499,805
Georgia	1,917,864	–	–	1,917,864
Germany	–	1,587,299	–	1,587,299
Greece	–	1,149,920	–	1,149,920
Hungary	–	2,508,600	–	2,508,600
India	4,223,285	60,929,821	–	65,153,106
Indonesia	–	10,975,945	–	10,975,945
Kazakhstan	1,852,200	–	–	1,852,200
Kuwait	–	2,078,525	–	2,078,525
Malaysia	533,406	3,121,190	–	3,654,596
Mexico	23,117,830	–	–	23,117,830
Netherlands	–	5,707,647	–	5,707,647
Peru	586,911	–	–	586,911
Philippines	–	5,426,140	–	5,426,140
Poland	–	919,829	–	919,829
Qatar	592,984	1,196,340	–	1,789,324
Romania	–	633,912	–	633,912
Russia	–	–	–	–
Saudi Arabia	–	4,945,254	–	4,945,254
Singapore	240,363	566,737	–	807,100
South Africa	7,097,444	4,822,425	–	11,919,869
South Korea	1,338,814	45,420,435	–	46,759,249
Taiwan	1,772,962	62,810,350	–	64,583,312
Thailand	379,915	4,919,623	–	5,299,538
Turkey	1,800,065	5,629,105	–	7,429,170
United Arab Emirates	568,444	1,439,277	–	2,007,721
United Kingdom	2,476,129	1,677,272	–	4,153,401
United States	4,198,963	–	–	4,198,963
Total Common Stock	102,497,983	316,528,719	117,077	419,143,779
Preferred Stock	5,400,904	3,388,562	–	8,789,466
Rights	–	55,785	–	55,785
Short-Term Investments	5,885,175	4,618,509	–	10,503,684
Total Investments, at fair value	$113,784,062	$324,591,575	$117,077	$438,492,714
Liabilities Table
Other Financial Instruments+
Futures	$(11,708)	$–	$–	$(11,708)
Total Liabilities	$(11,708)	$–	$–	$(11,708)

(1)	For the period ended July 31, 2022, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At July 31, 2022, securities valued at $12,265,095 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2022, Voya Multi-Manager Emerging Markets Equity Fund held the following restricted securities:

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia PJSC	3/19/2021	$268,424	$–
Sberbank PAO	4/24/2019	3,808,181	–
		$4,076,605	$–

At July 31, 2022, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	86	09/16/22	$4,293,550	$(11,708)
			$4,293,550	$(11,708)

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $521,258,848.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$29,284,444
Gross Unrealized Depreciation	(110,463,305)

Net Unrealized Depreciation	$(81,178,861)